As filed with the Securities and Exchange Commission on September 27, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

CastleRock Fund
Schedule of Investments at July 31, 2006 (Unaudited)

COMMON STOCKS - 101.52%	Shares	Value

Aerospace & Defense - 2.71%
L-3 Communications Holdings, Inc. (a)	4,000	$294,600

Airlines - 2.70%
Southwest Airlines Co. (a)	16,300	293,237

Automobiles - 2.10%
Harley-Davidson, Inc. (a)	4,000	228,000

Capital Markets - 3.63%
Merrill Lynch & Co., Inc. (a)	4,500	327,690
Morgan Stanley (a)	1,000	66,500
		394,190

Chemicals - 0.92%
Sensient Technologies Corp. (a)	5,000	99,700

Commercial Services & Supplies - 1.62%
Cintas Corp. (a)	5,000	176,500

Computers & Peripherals - 4.50%
Diebold, Inc. (a)	3,500	141,400
International Business Machines Corp. (a)	1,000	77,410
Lexmark International, Inc. - Class A (a)(b)	5,000	270,250
		489,060

Diversified Financial Services - 0.63%
J.P. Morgan Chase & Co. (a)	1,500	68,430

Food & Staples Retailing - 2.10%
BJ's Wholesale Club, Inc. (a)(b)	8,000	227,840

Health Care Equipment & Supplies - 7.13%
Biomet, Inc. (a)	10,100	332,694
Zimmer Holdings, Inc. (a)(b)	7,000	442,680
		775,374

Health Care Providers & Services - 5.73%
Caremark Rx, Inc. (a)	5,000	264,000
UnitedHealth Group, Inc. (a)	7,500	358,725
		622,725

Hotels, Restaurants & Leisure - 1.51%
Ruby Tuesday, Inc. (a)	7,500	164,700

Industrial Conglomerates - 2.88%
Tyco International Ltd. (a)(c)	12,000	313,080

Insurance - 18.20%
AMBAC Financial Group, Inc. (a)	3,500	290,885
American International Group, Inc. (a)	6,500	394,355
MBIA, Inc. (a)	17,600	1,035,056
Transatlantic Holdings, Inc.	4,400	258,280
		1,978,576

IT Services - 5.58%
Affiliated Computer Services, Inc. - Class A (a)(b)	8,700	443,091
First Data Corp. (a)	4,000	163,400
		606,491

Leisure Equipment & Products - 1.63%
Brunswick Corp. (a)	6,000	177,420

Life Science Tools & Services - 1.49%
PerkinElmer, Inc. (a)	9,000	162,270

Machinery - 2.30%
Ingersoll-Rand Co. Ltd. - Class A (a)(c)	7,000	250,600

Media - 2.28%
Time Warner, Inc. (a)	15,000	247,500

Metals & Mining - 2.83%
Newmont Mining Corp. (a)	6,000	307,380

Pharmaceuticals - 1.60%
Barr Pharmaceuticals, Inc. (a)(b)	3,500	174,160

Road & Rail - 1.66%
Werner Enterprises, Inc. (a)	10,000	180,000

Semiconductor & Semiconductor Equipment - 1.99%
Intel Corp. (a)	12,000	216,000

Software - 2.72%
Symantec Corp. (a)(b)	17,000	295,290

Specialty Retail - 17.07%
Advance Auto Parts, Inc. (a)	12,500	378,375
Bed Bath & Beyond, Inc. (a)(b)	9,000	301,320
Home Depot, Inc. (a)	10,000	347,100
Lowe's Cos., Inc.	13,600	385,560
Men's Wearhouse, Inc. (a)	6,000	186,660
Pacific Sunwear of California, Inc. (a)(b)	5,000	83,400
The Gap, Inc. (a)	10,000	173,500
		1,855,915

Thrifts & Mortgage Finance - 4.01%
MGIC Investment Corp. (a)	4,000	227,640
Radian Group, Inc. (a)	2,000	123,060
The PMI Group, Inc. (a)	2,000	84,920
		435,620

TOTAL COMMON STOCKS (Cost $11,318,454)		11,034,658

SHORT-TERM INVESTMENTS - 12.55%

AIM STIT-Liquid Assets Portfolio	1,363,528	1,363,528
(Cost $1,363,528)

Total Investments in Securities (Cost $12,681,982) - 114.07%		12,398,186
Call Options Written - (8.89)%		(966,413)
Liabilities less Other Assets - (5.18)%		(562,550)
NET ASSETS - 100.00%		$10,869,223

(a) Security is subject to written call option(s).
(b) Non-income producing security.
(c) U.S. traded security of a foreign issuer.

CastleRock Fund
Schedule of Call Options Written at July 31, 2006 (Unaudited)

Underlying Security/Expiration Date/Exercise Price	Contracts	Value

Advance Auto Parts, Inc.
Expiration: September, 2006, Exercise Price: $30.00	70	$(12,250)
Expiration: December, 2006, Exercise Price: $30.00	55	(15,125)
Affiliated Computer Services, Inc. - Class A
Expiration: August, 2006, Exercise Price: $50.00	25	(5,500)
Expiration: October, 2006, Exercise Price: $50.00	25	(8,750)
Expiration: January, 2007, Exercise Price: $50.00	37	(18,870)
AMBAC Financial Group, Inc.
Expiration: August, 2006, Exercise Price: $75.00	15	(12,900)
Expiration: January, 2007, Exercise Price: $80.00	20	(15,400)
American International Group, Inc.
Expiration: August, 2006, Exercise Price: $60.00	50	(6,250)
Expiration: November, 2006, Exercise Price: $60.00	15	(4,800)
Barr Pharmaceuticals, Inc.
Expiration: November, 2006, Exercise Price: $45.00	35	(24,500)
Bed Bath & Beyond, Inc.
Expiration: November, 2006, Exercise Price: $32.50	30	(8,850)
Expiration: November, 2006, Exercise Price: $35.00	30	(4,800)
Expiration: February, 2007, Exercise Price: $35.00	30	(7,800)
Biomet, Inc.
Expiration: October, 2006, Exercise Price: $32.50	60	(13,800)
Expiration: January, 2007, Exercise Price: $30.00	41	(20,008)
BJ's Wholesale Club, Inc.
Expiration: December, 2006, Exercise Price: $30.00	80	(12,400)
Brunswick Corp.
Expiration: December, 2006, Exercise Price: $30.00	60	(13,200)
Caremark Rx, Inc.
Expiration: September, 2006, Exercise Price: $40.00	25	(33,250)
Expiration: September, 2006, Exercise Price: $45.00	25	(21,000)
Cintas Corp.
Expiration: February, 2007, Exercise Price: $35.00	50	(15,000)
Diebold, Inc.
Expiration: August, 2006, Exercise Price: $40.00	21	(2,310)
Expiration: November, 2006, Exercise Price: $40.00	14	(3,850)
First Data Corp.
Expiration: January, 2007, Exercise Price: $40.00	40	(15,200)
Harley-Davidson, Inc.
Expiration: August, 2006, Exercise Price: $47.50	30	(29,400)
Expiration: November, 2006, Exercise Price: $50.00	10	(8,500)
Home Depot, Inc.
Expiration: February, 2007, Exercise Price: $35.00	100	(28,000)
Ingersoll-Rand Co. Ltd. - Class A
Expiration: September, 2006, Exercise Price: $37.50	30	(2,400)
Expiration: December, 2006, Exercise Price: $40.00	30	(3,000)
Expiration: January, 2007, Exercise Price: $40.00	10	(1,450)
Intel Corp.
Expiration: October, 2006, Exercise Price: $17.50	60	(7,800)
Expiration: January, 2007, Exercise Price: $17.50	60	(10,800)
International Business Machines Corp.
Expiration: August, 2006, Exercise Price: $75.00	10	(2,750)
J.P. Morgan Chase & Co.
Expiration: January, 2007, Exercise Price: $37.50	15	(13,140)
L-3 Communications Holdings, Inc.
Expiration: October, 2006, Exercise Price: $70.00	25	(14,825)
Expiration: January, 2007, Exercise Price: $70.00	15	(12,000)
Lexmark International, Inc. - Class A
Expiration: October, 2006, Exercise Price: $45.00	50	(47,000)
MBIA, Inc.
Expiration: August, 2006, Exercise Price: $60.00	50	(4,250)
Expiration: November, 2006, Exercise Price: $60.00	50	(14,500)
Expiration: January, 2007, Exercise Price: $60.00	56	(19,600)
Expiration: February, 2007, Exercise Price: $60.00	20	(8,600)
Men's Wearhouse, Inc.
Expiration: November, 2006, Exercise Price: $30.00	60	(21,000)
Merrill Lynch & Co., Inc.
Expiration: August, 2006, Exercise Price: $65.00	15	(10,950)
Expiration: October, 2006, Exercise Price: $65.00	30	(24,300)
MGIC Investment Corp.
Expiration: December, 2006, Exercise Price: $65.00	20	(2,400)
Expiration: January, 2007, Exercise Price: $70.00	20	(1,500)
Morgan Stanley
Expiration: January, 2007, Exercise Price: $55.00	10	(13,400)
Newmont Mining Corp.
Expiration: August, 2006, Exercise Price: $50.00	20	(5,000)
Expiration: December, 2006, Exercise Price: $45.00	40	(34,400)
Pacific Sunwear of California, Inc.
Expiration: December, 2006, Exercise Price: $17.50	50	(6,750)
PerkinElmer, Inc.
Expiration: December, 2006, Exercise Price: $17.50	90	(15,750)
Radian Group, Inc.
Expiration: August, 2006, Exercise Price: $55.00	20	(14,200)
Ruby Tuesday, Inc.
Expiration: January, 2007, Exercise Price: $20.00	75	(26,250)
Sensient Technologies Corp.
Expiration: October, 2006, Exercise Price: $17.50	50	(14,000)
Southwest Airlines Co.
Expiration: January, 2007, Exercise Price: $15.00	163	(60,310)
Symantec Corp.
Expiration: August, 2006, Exercise Price: $15.00	65	(15,600)
Expiration: October, 2006, Exercise Price: $15.00	40	(10,400)
Expiration: January, 2007, Exercise Price: $15.00	65	(20,800)
The Gap, Inc.
Expiration: December, 2006, Exercise Price: $17.50	100	(13,500)
The PMI Group, Inc.
Expiration: September, 2006, Exercise Price: $45.00	20	(1,100)
Time Warner, Inc.
Expiration: October, 2006, Exercise Price: $17.00	50	(2,500)
Tyco International Ltd.
Expiration: October, 2006, Exercise Price: $27.50	40	(2,400)
Expiration: January, 2007, Exercise Price: $27.50	24	(2,880)
Expiration: January, 2007, Exercise Price: $30.00	21	(945)
UnitedHealth Group, Inc.
Expiration: September, 2006, Exercise Price: $40.00	50	(39,500)
Expiration: December, 2006, Exercise Price: $45.00	25	(14,750)
Werner Enterprises, Inc.
Expiration: September, 2006, Exercise Price: $20.00	50	(2,250)
Expiration: December, 2006, Exercise Price: $20.00	50	(4,500)
Zimmer Holdings, Inc.
Expiration: September, 2006, Exercise Price: $55.00	25	(21,500)
Expiration: December, 2006, Exercise Price: $55.00	20	(21,000)
Expiration: January, 2007, Exercise Price: $60.00	25	(18,750)

Total Call Options Written (Proceeds $907,488)		$(966,413)

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*:

Cost of investments (long positions)	$12,692,644
Cost of investments (short positions)	(907,488)
$11,785,156

Gross unrealized appreciation	$561,497
Gross unrealized depreciation	(914,880)
Net unrealized depreciation	$(353,383)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal period end. For the previous fiscal period’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 9/22/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 9/22/2006

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 9/22/2006

* Print the name and title of each signing officer under his or her signature.